Information about financial instruments - Schedule of Financial Assets and Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Carrying amount
Total financial assets	$ 28,701	$ 25,048	$ 36,474
Total current	27,970	24,293	35,832
Total non-current	731	755	642
Fair value
Total financial assets	28,701	25,048	36,474
Total current	27,970	24,293	35,832
Total non-current	731	755	642
Carrying amount
Total financial liabilities	58,183	43,574	47,716
Total current	21,160	21,935	26,431
Total non-current	37,023	21,639	21,285
Fair value
Total financial liabilities	58,168	42,820	47,493
Total current	21,160	21,935	26,431
Total non-current	37,008	20,885	21,062
Cash, cash equivalents and short-term investments
Carrying amount
Total financial assets	12,086
Fair value
Total financial assets	12,086	3,295	20,547
Interest-bearing loans and borrowings | Interest-bearing receivables financing
Carrying amount
Total financial liabilities	10,295	7,413	7,712
Fair value
Total financial liabilities	10,295	7,413	7,712
Interest-bearing loans and borrowings | Convertible debt and accrued expenses
Carrying amount
Total financial liabilities	19,723	17,063	16,338
Fair value
Total financial liabilities	19,708	16,309	16,115
Interest-bearing loans and borrowings | Venture debt
Carrying amount
Total financial liabilities	12,634	0	0
Fair value
Total financial liabilities	12,634	0	0
Interest-bearing loans and borrowings | Government loans
Carrying amount
Total financial liabilities	1,431	2,071	1,852
Fair value
Total financial liabilities	1,431	2,071	1,852
Interest-bearing loans and borrowings | Research project financing
Carrying amount
Total financial liabilities	4,688	4,004	3,306
Fair value
Total financial liabilities	4,688	4,004	3,306
Trade and other payables (current and non current) | Trade and other payables (current and non current)
Carrying amount
Total financial liabilities	9,412	13,023	18,358
Fair value
Total financial liabilities	9,412	13,023	18,358
Financial instruments at fair value through other comprehensive income | Cash flow hedges
Carrying amount
Total financial liabilities	0	0	150
Fair value
Total financial liabilities	0	0	150
Trade and other receivables | Trade receivables
Carrying amount
Total financial assets	15,884	20,926	15,285
Fair value
Total financial assets	15,884	20,926	15,285
Deposits and other receivables | Deposits
Carrying amount
Total financial assets	394	402	332
Fair value
Total financial assets	394	402	332
Other financial assets | Long-term investments
Carrying amount
Total financial assets	337	353	310
Fair value
Total financial assets	337	353	310
Cash, cash equivalents and short-term investments | Cash, cash equivalents and short-term investments
Carrying amount
Total financial assets		3,295	20,547
Financial instruments at fair value through other comprehensive income | Cash flow hedges
Carrying amount
Total financial assets	0	72	0
Fair value
Total financial assets	$ 0	$ 72	$ 0